Summary of Significant Accounting Policies (Policies)	6 Months Ended
Sep. 30, 2021
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Basis of Preparation
Basis of Preparation
The interim consolidated financial statements, including selected explanatory notes, of the Group have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”). The interim consolidated financial statements should be read in conjunction with the Group’s consolidated financial statements for the fiscal year ended March 31, 2021, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB.

Summary of Significant Accounting Policies
Significant Accounting Policies
The significant accounting policies adopted in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements for the fiscal year ended March 31, 2021, except as described below.

Interest Rate Benchmark Reform—Phase 2
Interest Rate Benchmark Reform—Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
In August 2020, the IASB issued “Interest Rate Benchmark Reform—Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16” in response to the reform of interest rate benchmarks such as interbank offered rates (“IBORs”). The amendments supplement the amendments to IFRS 9 “Financial Instruments,” IAS 39 “Financial Instruments: Recognition and Measurement” and IFRS 7 “Financial Instruments: Disclosures” issued in 2019 and focus on the effects on entities’ financial statements when entities replace the previous interest rate benchmark with an alternative interest rate benchmark as a result of the reform. The amendments provide a practical expedient for modifications of financial assets and financial liabilities required as a direct consequence of the reform and made on an economically equivalent basis and a temporary exception to specific hedge accounting requirements, and support entities in providing useful information to users of financial statements. The amendments are effective for annual periods beginning on or after January 1, 2021. On April 1, 2021, the Group adopted the amendments.
Interest rate benchmark reform exposes the Group to various risks, which are being managed by a Group-wide IBOR transition project team. The key risks identified include conduct risk, litigation risk, operational risk, market risk and accounting risk. However, those risks have not materialized at September 30, 2021.
The following table shows quantitative information about financial instruments that have yet to be transitioned to an alternative benchmark rate at September 30, 2021.

	USD LIBOR	JPY LIBOR	GBP LIBOR	Others
	(In billions)
Carrying amount of non -derivative financial assets	¥10,017	¥1,960	¥1,627	¥206
Carrying amount of non -derivative financial liabilities	1,123	35	—	—
Derivative notional amounts	160,048	114,477	18,608	94

The figures in the table above are an aggregation of SMFG, SMBC, SMBC’s subsidiaries, and SMBC Nikko Securities Inc. figures used for regulatory reporting.
For the six months ended September 30, 2021, an amendment to a standard has become effective; however, it has not resulted in any material impact on the Group’s interim consolidated financial statements.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
The Group is currently assessing the impact of the following standards, amendments to standards, and interpretations that are not yet effective and have not been early adopted:
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)
In September 2014, the IASB issued the narrow-scope amendments to IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures” to address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28, in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The effective date of applying the amendments was January 1, 2016 when they were originally issued, however, in December 2015, the IASB issued
Effective Date of Amendments to IFRS 10 and IAS 28
to remove the effective date and indicated that a new effective date will be determined at a future date when it has finalized revisions, if any, that result from its research project on the equity accounting. The Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.
Reference to the Conceptual Framework (Amendments to IFRS 3)
In May 2020, the IASB issued narrow-scope amendments to IFRS 3 “Business Combinations” to update a reference in IFRS 3 to the “Conceptual Framework for Financial Reporting” without changing the accounting requirements for business combinations. The amendments are effective for annual periods beginning on or after January l, 2022 and are not expected to have a material impact on the Group’s consolidated financial statements.
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)
In May 2020, the IASB issued narrow-scope amendments to IAS 16 “Property, Plant and Equipment.” The amendments prohibit an entity from deducting from the cost of property, plant and equipment amounts received from selling items produced while the entity is preparing the asset for its intended use. Instead, an entity will recognize such sales proceeds and related cost in profit or loss. The amendments are effective for annual periods beginning on or after January l, 2022 and are not expected to have a material impact on the Group’s consolidated financial statements.
Onerous Contracts: Cost of Fulfilling a Contract (Amendments to IAS 37)
In May 2020, the IASB issued narrow-scope amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” to specify which costs an entity includes when assessing whether a contract will be loss-making. The amendments are effective for annual periods beginning on or after January l, 2022 and are not expected to have a material impact on the Group’s consolidated financial statements.
Annual Improvements to IFRSs 2018–2020
In May 2020, the IASB issued Annual Improvements to IFRSs 2018-2020, which is amendments to IFRS 1 “First-time Adoption of International Financial Reporting Standards,” IFRS 9, IAS 41 “Agriculture” and the “Illustrative Examples” accompanying IFRS 16 “Leases.” These are minor amendments that clarify, simplify or remove redundant wordings in the standards. The amendments are effective for annual periods beginning on or after January l, 2022 and are not expected to have a material impact on the Group’s consolidated financial statements.
IFRS 17 “Insurance Contracts”
In May 2017, the IASB published IFRS 17 “Insurance Contracts,” which establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts, replacing IFRS 4 “Insurance Contracts.” IFRS 4 provided entities dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 requires all insurance contracts to be accounted for in a consistent manner. Insurance obligations will be accounted for by using present values instead of historical cost.
In June 2020, the IASB issued amendments to IFRS 17 to help entities implement the standard and make it easier for them to explain their financial performance. The fundamental principles introduced when the IASB first issued IFRS 17 in May 2017 remain unaffected. The mandatory effective date of applying IFRS 17 was January 1, 2021 when it was originally issued but deferred to annual periods beginning on or after January 1, 2023. The Group is currently evaluating the potential impact that the adoption of the standard will have on its consolidated financial statements.
Classification of Liabilities as Current or
Non-current
(Amendments to IAS 1)
In January 2020, the IASB issued narrow-scope amendments to IAS 1 “Presentation of Financial Statements” to clarify how to classify debt and other liabilities as current or non-current.
The amendments make it easier for entities to determine whether, in the statements of financial position, debt and other liabilities with an uncertain settlement date should be classified as current or non-current.
The effective date of applying the amendments was January l, 2022 when they were originally issued, however, in July 2020, the IASB issued an amendment which defers the effective date to annual periods beginning on or after January 1, 2023. The Group is currently evaluating the potential impact that the adoption of the standard will have on its consolidated financial statements.
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
In February 2021, the IASB issued narrow-scope amendments to IAS 1 and IFRS Practice Statement 2 “Making Materiality Judgements” to support entities improve accounting policy disclosures for users of financial statements. The amendments to IAS 1 require entities to disclose their material accounting policy information rather than their significant accounting policies. The amendments to IFRS Practice Statement 2 provide guidance on how to apply the concept of materiality to accounting policy disclosures. The amendments are effective for annual periods beginning on or after January l, 2023.

Definition of Accounting Estimates (Amendments to IAS 8)
In February 2021, the IASB issued narrow-scope amendments to IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors.” The amendments introduce the definition of accounting estimates and clarify how entities should distinguish changes in accounting policies from changes in accounting estimates. The amendments are effective for annual periods beginning on or after January l, 2023.
Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)
In May 2021, the IASB issued narrow-scope amendments to IAS 12 “Income Taxes” to specify how entities should account for deferred tax on transactions such as leases and decommissioning obligations. The aim of the amendments is to reduce diversity in the reporting of deferred tax on such transactions. The amendments are effective for annual periods beginning on or after January 1, 2023. The Group is currently evaluating the potential impact that the adoption of the standard will have on its consolidated financial statements.
Initial Application of IFRS 17 and IFRS 9—Comparative Information (Amendment to IFRS 17)
In December 2021, the IASB issued a narrow-scope amendment to the transition requirements in IFRS 17 to help entities avoid temporary accounting mismatches between financial assets and insurance contract liabilities caused by the different transition requirements between IFRS 17 and IFRS 9. The amendment is effective for annual periods beginning on or after January 1, 2023. The Group is currently evaluating the potential impact that the adoption of the amendment will have on its consolidated financial statements.